1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

Jane A. Kanter jane.kanter@dechert.com +1 202 261 3302 Direct +1 202 261 3002 Fax

June 17, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:        Global X Funds

Ladies and Gentlemen:

Enclosed for filing on behalf of Global X Funds (“Trust”), a newly organized open-end management investment company, is one copy of the Trust’s initial registration statement under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”) on Form N-1A (“Registration Statement”), in electronic format. The Trust also has separately filed a Notification of Registration under the 1940 Act on Form N-8A.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3302 or Daphne D. Chisolm at 704.339.3153.

Sincerely,

/s/ Jane A. Kanter

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